Debt - Schedule of Notes Payable Repayment Requirements (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Notes Payable Repayment Requirements [Abstract]
Remainder of 2025	$ 2,707,821
2026	1,984,215	$ 3,416,965
2027	876,805	1,203,521
2028	914,210	872,072
2029	954,785	909,759
Thereafter	4,593,655	4,630,233
Total	$ 12,031,491	$ 11,983,137